UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00958

T. Rowe Price New Horizons Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRNHX New Horizons Fund –
.
PRJIX New Horizons Fund–
.
I  Class
TRUZX New Horizons Fund–
.
Z Class

T. ROWE PRICE New Horizons Fund
HIGHLIGHTS
U.S. small-cap growth stocks advanced in 2023, despite spending most of the year out of favor, with a late-period rally primarily influenced by expectations that the Federal Reserve is nearing the conclusion of its rate hike campaign and may initiate rate cuts in 2024.
Against a volatile market backdrop, the New Horizons Fund advanced and outperformed the Russell 2000 Growth Index for the 12 months ended
December 31, 2023.
The information technology sector boosted relative returns during the period, as did consumer discretionary. Conversely, an underweight to consumer staples detracted.
We maintain a high level of conviction in our portfolio, which features both high-growth and durable growth names across a variety of sectors that we feel are well positioned to generate compelling relative returns, regardless of the macroeconomic environment. We believe that our focus on small, durable growth companies with the potential to compound growth over time will continue to yield strong long-term performance.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE New Horizons Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE New Horizons Fund

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE New Horizons Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The New Horizons Fund returned 21.35% for the 12 months ended
December 31, 2023. The fund outperformed the Russell 2000 Growth Index, as well as the return of its peer group, the Lipper Mid-Cap Growth Funds
Index. (Returns for the I and Z Class varied slightly due to their different fee structures. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
Favorable stock selection in
information technology (IT)
produced significant absolute
and relative returns for the
portfolio during the period.
Many of our top performers
were companies that the
market punished in 2022’s
growth sell-off but which we
believed retained compelling
fundamental outlooks. Our
position in MongoDB, a
next-generation scale-out
database company that is
gaining share with cloud
users, benefited relative returns. Shares moved higher throughout the period on enthusiasm over cloud consumption trends and favorable positioning as a beneficiary of secular growth opportunities in artificial intelligence. We appreciate the company’s market leadership in a large, growing addressable segment; top-tier fundamentals; and best-in-class management. Similarly, our position in HubSpot—a cloud-based marketing, sales, and customer service software company that serves small and medium-sized businesses—added value. The company overcame concerns over spending levels of its customer base, given macroeconomic pressures, to demonstrate billings and new user
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
New Horizons Fund –
.
4.77% 21.35%
New Horizons Fund–
.
I  Class 4.82 21.49
New Horizons Fund–
.
Z  Class 5.19 22.28
Russell 2000 Growth Index 4.50 18.66
Russell 2000 Index 8.18 16.93
S&P 500 Index 8.04 26.29
S&P MidCap 400 Index 6.98 16.44
Lipper Mid-Cap Growth
Funds Index 6.12 20.33

T. ROWE PRICE New Horizons Fund

growth. We’re attracted to HubSpot’s potential to gain market share, improve margins, and capitalize on the emerging application of artificial intelligence in its space. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Favorable stock selection in consumer discretionary also added value. Shares of
Floor & Décor, a large specialty flooring retailer, moved higher late in the year as expectations for a soft landing and lower interest rates benefited companies with exposure to residential housing. We believe the company has a strong competitive advantage and durable growth potential as it continues to expand its market share through deeper market penetration. Our position in Wingstop, a fast-casual chicken wing restaurant, boosted relative returns as shares advanced throughout the year on traffic growth, significant sales increases, and impressive digital sales improvement, all of which demonstrated the company’s execution strength. We believe the company is a uniquely positioned, asset-light growth company with the characteristics of a stable cash-generative business and low capital intensity, making this a highly attractive business to franchise.
A lack of exposure to utilities, the only negative-performing sector in the benchmark, as well as underweights in energy and materials, combined to significantly boost relative returns. Utilities fell during the period given the backdrop of high interest rates, while energy and materials lagged during the period on demand and pricing volatility in the commodities space. While we added selectively to energy and materials during the period, our underweights stem from the lack of small, durable growth opportunities within these sectors.
Conversely, an underweight allocation to consumer staples, the best-
performing sector in the benchmark, detracted from relative returns. While we have some exposure to the sector, we do not typically find the levels of attractive, high-quality growth that we seek in the space.
Stock selection in financials, along with a relative underweight, also detracted from performance. Early in the year, we initiated a small position in Silicon
Valley Bank, believing it represented a unique franchise with durable growth potential that could benefit from its unique servicing of venture capital activity and start-up spending. Although we successfully exited our position before a run on the bank in March led to its failure, the underperformance during our limited holding period had a modest negative impact on portfolio returns for the year.

T. ROWE PRICE New Horizons Fund

How is the fund positioned?
With small-caps out of favor for
most of the year, we seized the
opportunity to further enhance the
quality of both our high-growth
and durable growth holdings
at compelling valuations. This
was achieved while maintaining
a disciplined approach to risk
management and portfolio
construction—trimming our top-
performing names and redeploying
across high-conviction names
throughout our portfolio.
In the IT sector, which remains a
core area of investment, we trimmed
several names on strength to
capture profits and redeploy funds
into other attractive opportunities.
In addition to trimming HubSpot
and MongoDB on strength, we also
trimmed our position in Atlassian,
a software company whose products
are used by IT professionals
for tracking, collaboration,
communication, and building
software, with its application
development software Jira used by programmers worldwide. We continue to maintain a position as we remain constructive on the long-term prospects of a product-led growth company that boasts one of software’s best management teams. We were also net sellers in Monolithic Power Systems, whose power management chips specialize in handling high voltages and are necessary components in electric vehicles and artificial intelligence processors. We continue to view it as a high-quality company with differentiated technology and solid free cash flows.
We also added high-quality names across several IT industries. We initiated a position in Samsara, a cloud-based software company whose products are used to help drive efficiency and improve asset utilization for businesses with physical assets such as commercial vehicles, heavy equipment, worksite locations, and other construction-related assets. We believe the company has a top-rate management team, an attractive customer retention rate, and a long
SECTOR DIVERSIFICATION
Percent of Net Assets
12/31/22 6/30/23 12/31/23
Information
Technology 38.0% 28.3% 29.3%
Industrials
and Business
Services 26.2 32.1 28.4
Health Care 23.3 23.8 24.6
Consumer
Discretionary 7.8 7.8 8.3
Energy 0.5 0.6 2.8
Financials 2.4 1.3 1.6
Materials 0.0 1.2 0.7
Consumer
Staples 0.2 0.4 0.5
Communication
Services 0.1 0.0 0.0
Real Estate 0.0 0.4 0.0
Utilities 0.0 0.0 0.0
Other and
Reserves 1.5 4.1 3.8
Total 100.0% 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE New Horizons Fund

runway to grow into larger addressable markets by monetizing new products, giving it multiple levers to help grow revenue and profits going forward. We also initiated a position in MKS Instruments, a global provider of instruments, subsystems, and process control solutions that improve performance and productivity for semiconductors and other electronics. Roughly 85% of all semiconductor chips use the company’s chips, putting it in an attractive position in the semiconductor and advanced electronics value chain.
We made significant sales in industrials and business services. We consolidated our holdings in ground transportation, eliminating our position in JB Hunt
Transportation Services as the longtime core holding endured some margin compression. We also sold shares of Old Dominion Freight Line and Saia, a pair of shipping companies for moving freight that requires less than a full truckload, on strength as the pair continued to gain share and execute well, despite a challenging industry backdrop. Both remain meaningful positions in the portfolio. We also found attractive new opportunities in the sector, where we initiated a position in Willscot Mini Mobile, the leader in modular office rentals and portable storage units. We believe the company has the potential to be a compounder due to its market share dominance, underappreciated pricing power, and a management team that emphasizes strong capital allocation.
Elsewhere in the portfolio, we added to idiosyncratic, durable growth ideas across a variety of sectors that we feel strengthen the quality of our holdings. In consumer discretionary, we initiated a position in Five Below, a fast-growing, unique retailer of a broad range of low-priced trendy merchandise for kids. We like the company’s powerful new-store economics and the proven ability to self-
fund expansion with its clean balance sheet. In energy, we initiated a position in Weatherford International, an oil field services provider with a focus on international markets, as we believe improved product lines focusing on where it’s differentiated from peers and a focus on free cash flow generation have made the company highly profitable with best-in-class margins. Within health care, we added a position in Molina Healthcare, a large managed care services provider with a majority of its business coming through Medicaid programs.
We’re attracted to its a high-quality management team, differentiated organic and inorganic growth runways, and multiple sources of earnings upside to help offset potential rate redetermination risks.
What is portfolio management’s outlook?
The economy has demonstrated unexpected resilience, surpassing the expectations of most investors. Recognizing that policy rates have likely peaked in this tightening cycle, we anticipate that the market will broaden out and reward our long-term-oriented conviction toward investing behind quality companies with durable growth potential and strong fundamentals. We

T. ROWE PRICE New Horizons Fund

remain confident that meaningful allocations across a well-diversified range of industries and businesses within the information technology, health care, and industrials and business services sectors position the portfolio to capitalize on secular growth trends in software innovation, advances in health care and therapeutics, industrial automation and nearshoring, and investments in U.S.
infrastructure.
We are in the midst of what we believe to be a multiyear recovery in our growth universe. While we acknowledge that the markets have rebounded some, we continue to find a number of compelling opportunities to put new capital to work. In addition, small-cap valuations remain compelling compared with their larger peers. We remain enthusiastic about our portfolio’s ability to generate compelling, long-term performance against the markets and remain committed to investing in companies with excellent business models and multiyear growth runways that can compound strong results for our clients.
Pursuit of both emerging growth companies and durable compounders has been the mission of the New Horizons Fund since inception, and it remains a challenging but fruitful effort. We continue to leverage the insights of our research platform to seek companies with durable competitive advantages;
a high degree of intellectual property; excellent human capital practices;
strong business models defined by high margins; and low-capital-intensity, great balance sheets so that they can control their own destiny; and, above all else, great management teams. The value of positioning has compounding impacts beyond near-term volatility, and our emphasis remains on identifying potential long-term winners that we are comfortable owning for multiple years.
Growth stocks that have both defensive and offensive qualities to complement their strong fundamental stories are attractive to the team for their potential to compound over the long term. By staying committed to our process and focusing on high-conviction ideas, we feel well positioned to create value for clients over time.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE New Horizons Fund

RISKS OF INVESTING IN THE FUND
PRINCIPAL RISKS
As with any fund, there is no guarantee that the fund will achieve its objectives.
The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:
Market conditions. The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.
Small-cap stocks. Investments in securities issued by small-cap companies are likely to be more volatile than investments in securities issued by larger companies. Small-cap companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions, and their securities may be difficult to trade.
Growth investing. The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style.
Growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

T. ROWE PRICE New Horizons Fund

BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: London Stock Exchange Group plc and its group undertakings
(collectively, the “LSE Group”). © LSE Group 2024. All rights in the FTSE
Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Note: The S&P 500 Index and the S&P MidCap 400 Index is a product of S&P
Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”) and has been licensed for use by T. Rowe Price. Standard &  Poor’s
®
and S&P
®
 are
registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones
®
is a registered trademark of Dow Jones
Trademark Holdings LLC (“Dow Jones”); T. Rowe Price is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index and the S&P
MidCap 400 Index.

T. ROWE PRICE New Horizons Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/23
Entegris 3.0%
Ceridian HCM Holding 2.9
Teledyne Technologies 2.8
Paylocity Holding 2.7
IDEX 2.5
HubSpot 2.4
Five Below 2.4
Ingersoll Rand 2.4
Globant 2.3
Booz Allen Hamilton Holding 2.3
SiteOne Landscape Supply 2.2
Roper Technologies 2.0
Procore Technologies 2.0
BILL Holdings 1.9
Saia 1.9
Veeva Systems 1.9
Repligen 1.8
Old Dominion Freight Line 1.8
Monday.com 1.8
Monolithic Power Systems 1.7
Argenx 1.7
Weatherford International 1.6
Endava 1.6
RBC Bearings 1.6
Floor & Decor Holdings 1.5
Total 52.7%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE New Horizons Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
NEW HORIZONS FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE New Horizons Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
New Horizons Fund –
.
21.35% 12.74% 11.53% – –
New Horizons Fund–
.
I  Class 21.49 12.87 – 12.72% 8/28/15
New Horizons Fund–
.
Z  Class 22.28 – – 15.74 3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
I and Z Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE New Horizons Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
New Horizons Fund 0.79%
New Horizons Fund–I Class 0.66
New Horizons Fund–Z Class 0.64
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE New Horizons Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
NEW HORIZONS FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,047.70 $4.03
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.27   3.97
I Class
Actual   1,000.00   1,048.20   3.41
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.88   3.36
Z Class
Actual   1,000.00   1,051.90   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.78%, the
2
I Class
was 0.66%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE New Horizons Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 46.33 $ 76.81 $ 82.28 $ 59.37 $ 48.20
Investment activities
Net investment loss
(1)(2)
(0.19) (0.28) (0.48) (0.36) (0.20)
Net realized and unrealized gain/
loss 10.08 (28.02) 8.14 34.44 18.34
Total from investment activities 9.89 (28.30) 7.66 34.08 18.14
Distributions
Net realized gain — (2.18) (13.13) (11.17) (6.97)
NET ASSET VALUE
End of period $ 56.22 $ 46.33 $ 76.81 $ 82.28 $ 59.37
Ratios/Supplemental Data
Total return
(2)(3)
21.35% (37.00)% 9.71% 57.72% 37.71%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.78% 0.79% 0.75% 0.75% 0.76%
Net expenses after waivers/
payments by Price Associates 0.78% 0.79% 0.75% 0.75% 0.76%
Net investment loss (0.37)% (0.51)% (0.54)% (0.50)% (0.33)%
Portfolio turnover rate 54.8% 52.7% 42.5% 52.2% 45.8%
Net assets, end of period (in
millions) $10,376 $9,636 $24,296 $25,489 $20,474
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE New Horizons Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 46.54 $ 77.03 $ 82.55 $ 59.52 $ 48.26
Investment activities
Net investment loss
(1)(2)
(0.13) (0.20) (0.39) (0.28) (0.13)
Net realized and unrealized gain/
loss 10.13 (28.11) 8.16 34.56 18.36
Total from investment activities 10.00 (28.31) 7.77 34.28 18.23
Distributions
Net realized gain — (2.18) (13.29) (11.25) (6.97)
NET ASSET VALUE
End of period $ 56.54 $ 46.54 $ 77.03 $ 82.55 $ 59.52
Ratios/Supplemental Data
Total return
(2)(3)
21.49% (36.91)% 9.82% 57.92% 37.85%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.66% 0.66% 0.64% 0.64% 0.65%
Net expenses after waivers/
payments by Price Associates 0.66% 0.66% 0.64% 0.64% 0.65%
Net investment loss (0.25)% (0.36)% (0.44)% (0.40)% (0.21)%
Portfolio turnover rate 54.8% 52.7% 42.5% 52.2% 45.8%
Net assets, end of period (in
millions) $12,062 $10,763 $11,728 $9,621 $7,349
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE New Horizons Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 46.77 $ 76.88 $ 82.36 $ 46.43
Investment activities
Net investment income
(2)(3)
0.21 0.16 0.17 0.12
Net realized and unrealized gain/loss 10.21 (28.09) 8.14 47.45
Total from investment activities 10.42 (27.93) 8.31 47.57
Distributions
Net realized gain — (2.18) (13.79) (11.64)
NET ASSET VALUE
End of period $ 57.19 $ 46.77 $ 76.88 $ 82.36
Ratios/Supplemental Data
Total return
(3)(4)
22.28% (36.49)% 10.52% 102.89%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.64% 0.64% 0.64% 0.64%
(5)
Net expenses after waivers/payments by Price
Associates 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 0.41% 0.29% 0.20% 0.20%
(5)
Portfolio turnover rate 54.8% 52.7% 42.5% 52.2%
Net assets, end of period (in millions) $2,304 $1,905 $3,246 $3,852
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE New Horizons Fund
December 31, 2023

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 90.8%
COMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
GCI Liberty, Class A, EC  (1) 6,047,898 —
—
Entertainment 0.0%
Houzz, Acquisition Date: 6/3/14, Cost $6,575  (1)(2)(3) 877,600 61
OfferUp, Acquisition Date: 3/6/15, Cost $5,042  (1)(2)(3) 1,012,630 699
760
Total Communication Services 760
CONSUMER DISCRETIONARY 7.7%
Automobile Components 0.1%
Atmus Filtration Technologies  (2) 1,077,759 25,317
25,317
Automobiles 1.0%
Rivian Automotive, Class A  (2) 10,659,129 250,063
250,063
Diversified Consumer Services 0.0%
Rover Group, Acquisition Date: 8/2/21, Cost $—  (1)(2)(3) 4,399,933 —
—
Hotels, Restaurants & Leisure 1.9%
Cava Group  (2) 2,537,785 109,074
Wingstop  1,407,325 361,091
470,165
Specialty Retail 3.9%
Five Below  (2)(4) 2,802,522 597,386
Floor & Decor Holdings, Class A  (2) 3,323,073 370,722
Framebridge, EC, Acquisition Date: 5/19/20 - 9/15/21,
Cost $2,186  (1)(2)(3) 2,186,159 1,027
969,135
Textiles, Apparel & Luxury Goods 0.8%
Moncler (EUR)  3,008,893 185,256
185,256
Total Consumer Discretionary 1,899,936
CONSUMER STAPLES 0.5%
Food Products 0.0%
Farmers Business Network, Acquisition Date: 11/3/17 - 7/31/20,
Cost $19,384  (1)(2)(3) 801,662 4,185
4,185

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Personal Care Products 0.5%
elf Beauty  (2) 764,198 110,304
110,304
Total Consumer Staples 114,489
ENERGY 2.8%
Energy Equipment & Services 2.8%
Noble  2,264,899 109,077
TechnipFMC  9,373,330 188,779
Weatherford International  (2) 4,101,059 401,207
Total Energy 699,063
FINANCIALS 1.5%
Financial Services 1.5%
FleetCor Technologies  (2) 620,187 175,271
Toast, Class A  (2) 11,223,947 204,949
Total Financials 380,220
HEALTH CARE 22.0%
Biotechnology 11.8%
ACADIA Pharmaceuticals  (2) 1,705,113 53,387
Acerta Future Payments, EC, Acquisition Date: 6/30/21,
Cost $8,852  (1)(2)(3) 8,851,872 8,409
Agios Pharmaceuticals  (2) 575,187 12,809
Akero Therapeutics  (2) 1,842,250 43,016
Allakos  (2) 4,223,277 11,529
Alnylam Pharmaceuticals  (2) 1,377,232 263,616
Alpine Immune Sciences  (2) 1,105,737 21,075
Apellis Pharmaceuticals  (2) 409,040 24,485
Arcellx  (2) 472,122 26,203
Argenx, ADR  (2) 1,076,626 409,581
Ascendis Pharma, ADR  (2) 776,147 97,756
Autolus Therapeutics, ADR  (2) 1,348,482 8,684
Avidity Biosciences  (2) 3,540,554 32,042
BeiGene, ADR  (2) 218,700 39,445
Blueprint Medicines  (2) 2,063,917 190,376
C4 Therapeutics  (2) 1,406,070 7,944
Cargo Therapeutics  (2) 576,837 13,354
Centessa Pharmaceuticals, ADR  (2) 1,007,499 8,020
Crinetics Pharmaceuticals  (2) 1,329,330 47,298
CureVac  (2) 1,837,611 7,736
Cymabay Therapeutics  (2) 2,015,114 47,597
Cytokinetics  (2) 1,187,415 99,137
Day One Biopharmaceuticals  (2) 1,259,447 18,388
Denali Therapeutics  (2) 1,197,891 25,707
Disc Medicine  (2) 340,170 19,648

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Entrada Therapeutics  (2) 1,776,650 26,810
Generation Bio  (2) 4,040,381 6,667
Gyroscope Therapeutics, Milestone Payment 1, Acquisition Date:
2/18/22, Cost $8,140  (1)(2)(3) 8,139,642 —
Gyroscope Therapeutics, Milestone Payment 2, Acquisition Date:
2/18/22, Cost $5,425  (1)(2)(3) 5,424,598 —
Gyroscope Therapeutics, Milestone Payment 3, Acquisition Date:
2/18/22, Cost $5,425  (1)(2)(3) 5,424,598 —
Ideaya Biosciences  (2) 1,722,263 61,278
IGM Biosciences  (2) 1,866,490 15,510
Immatics  (2) 795,900 8,381
Immuneering, Class A  (2) 1,510,552 11,102
Immunocore Holdings, ADR  (2) 373,600 25,524
Immunovant  (2) 629,335 26,514
Insmed  (2) 4,598,011 142,492
Intellia Therapeutics  (2) 828,664 25,266
Ionis Pharmaceuticals  (2) 1,269,591 64,229
Karuna Therapeutics  (2) 320,132 101,325
Keros Therapeutics  (2) 811,585 32,269
Kymera Therapeutics  (2) 2,754,382 70,127
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $794  (2)(3) 62,500 233
Legend Biotech, ADR  (2) 389,930 23,462
Mirum Pharmaceuticals  (2) 504,715 14,899
Monte Rosa Therapeutics  (2) 2,759,581 15,592
MoonLake Immunotherapeutics  (2) 674,911 40,758
Morphic Holding  (2) 988,155 28,538
MorphoSys, ADR  (2) 794,200 7,863
Neurocrine Biosciences  (2) 257,118 33,878
Nurix Therapeutics  (2) 1,322,383 13,647
Nuvalent, Class A  (2) 413,616 30,438
Prime Medicine  (2) 1,445,746 12,809
Prothena  (2) 1,763,914 64,101
RAPT Therapeutics  (2) 2,014,689 50,065
Relay Therapeutics  (2) 3,101,142 34,144
Replimune Group  (2) 2,436,983 20,544
REVOLUTION Medicines  (2) 1,701,538 48,800
REVOLUTION Medicines, Warrants, 11/14/28  (2) 302,672 100
Rocket Pharmaceuticals  (2) 854,016 25,595
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $—  (2)(3)(4) 229,118 2,976
Scholar Rock Holding  (2)(4) 3,973,391 74,700
SpringWorks Therapeutics  (2) 957,651 34,954
Tenaya Therapeutics  (2) 2,420,804 7,843
Ultragenyx Pharmaceutical  (2) 1,005,448 48,080
Vaxcyte  (2) 966,994 60,727
Xencor  (2) 1,424,256 30,237

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zai Lab, ADR  (2) 750,187 20,503
Zentalis Pharmaceuticals  (2) 1,102,232 16,699
2,916,921
Health Care Equipment & Supplies 0.8%
Penumbra (2) 784,117 197,237
197,237
Health Care Providers & Services 1.3%
Capsule, Acquisition Date: 4/7/21, Cost $8,954  (1)(2)(3) 617,863 871
Molina Healthcare  (2) 879,359 317,721
318,592
Health Care Technology 1.9%
Veeva Systems, Class A  (2) 2,429,558 467,739
467,739
Life Sciences Tools & Services 5.6%
Bio-Techne  896,051 69,139
Eurofins Scientific (EUR)  2,986,972 194,848
ICON  (2) 817,700 231,466
Repligen  (2) 2,461,373 442,555
Sartorius Stedim Biotech (EUR)  262,468 69,602
West Pharmaceutical Services  1,044,507 367,792
1,375,402
Pharmaceuticals 0.6%
Arvinas (2) 1,760,290 72,454
EyePoint Pharmaceuticals  (2) 1,227,671 28,372
Longboard Pharmaceuticals  (2) 763,196 4,602
Pliant Therapeutics  (2) 1,907,632 34,547
Structure Therapeutics, ADR  (2) 484,135 19,733
159,708
Total Health Care 5,435,599
INDUSTRIALS & BUSINESS SERVICES 28.1%
Commercial Services & Supplies 0.6%
MSA Safety  262,792 44,367
Rentokil Initial (GBP)  18,145,632 102,274
146,641
Construction & Engineering 1.3%
WillScot Mobile Mini Holdings  (2) 7,474,245 332,604
332,604
Electrical Equipment 1.3%
Hubbell  972,051 319,737
319,737

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ground Transportation 3.7%
Convoy, Warrants, 3/15/33, Acquisition Date: 3/24/23, Cost $—  (1)
(2)(3) 328,538 —
Old Dominion Freight Line  1,074,137 435,380
Saia  (2) 1,072,912 470,171
905,551
Industrial Conglomerates 2.0%
Roper Technologies  910,252 496,242
496,242
Machinery 8.7%
Esab  2,410,418 208,791
IDEX  2,805,879 609,184
Ingersoll Rand  7,665,816 592,874
RBC Bearings  (2) 1,385,667 394,763
Toro  3,718,650 356,953
2,162,565
Passenger Airlines 0.0%
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $—  (1)(2)(3) 1,049,318 —
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $—  (1)(2)(3) 1,049,318 —
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $—  (1)(2)(3) 1,049,318 —
—
Professional Services 8.0%
Booz Allen Hamilton Holding  4,388,730 561,363
Ceridian HCM Holding  (2)(4) 10,757,657 722,054
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $18,150  (1)(2)
(3)(4) 2,653,566 14,329
Paylocity Holding  (2)(4) 4,111,200 677,731
1,975,477
Trading Companies & Distributors 2.5%
SiteOne Landscape Supply  (2)(4) 3,361,130 546,183
Xometry, Class A  (2) 2,037,088 73,152
619,335
Total Industrials & Business Services 6,958,152
INFORMATION TECHNOLOGY 27.5%
Electronic Equipment, Instruments & Components 3.6%
Novanta (2) 1,139,753 191,946
Teledyne Technologies  (2) 1,543,175 688,703
880,649
IT Services 4.9%
Endava, ADR  (2)(4) 5,125,129 398,991
Globant  (2)(4) 2,368,327 563,615
GoDaddy, Class A  (2) 604,385 64,162

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MongoDB  (2) 420,940 172,101
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $4,411  (1)
(2)(3) 118,816 8,663
Themis Solutions, Acquisition Date: 4/14/21, Cost $9,168  (1)(2)(3) 408,330 7,991
1,215,523
Semiconductors & Semiconductor Equipment 5.7%
Entegris  6,170,935 739,401
MACOM Technology Solutions Holdings  (2) 884,905 82,252
MKS Instruments  1,650,620 169,799
Monolithic Power Systems  677,583 427,406
1,418,858
Software 13.3%
Atlassian, Class A  (2) 1,022,754 243,272
BILL Holdings  (2) 5,784,685 471,972
Confluent, Class A  (2) 2,079,953 48,671
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $5,375  (1)
(2)(3) 335,808 24,682
Datadog, Class A  (2) 1,968,936 238,989
Descartes Systems Group  (2) 3,011,647 253,159
DocuSign  (2) 1,178,966 70,090
Dynatrace  (2) 1,146,008 62,675
Evernote Chinese Cash Escrow, EC  (1) 429,118 408
Evernote Equity Holder Expense Fund, EC  (1) 15,815 15
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $28,448  (1)(2)(3) 2,129,852 32,757
HubSpot  (2) 1,036,008 601,444
Monday.com  (2) 2,310,010 433,843
Procore Technologies  (2) 6,994,616 484,167
Samsara, Class A  (2) 9,350,119 312,107
Socure, Acquisition Date: 12/22/21, Cost $2,205  (1)(2)(3) 137,206 858
Tanium, Class B, Acquisition Date: 9/24/20, Cost $7,493  (1)(2)(3) 657,558 3,229
3,282,338
Total Information Technology 6,797,368
MATERIALS 0.7%
Chemicals 0.0%
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $—  (2)(3) 217,921 96
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $—  (2)(3) 217,921 84
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $—  (2)(3) 217,921 75
255
Metals & Mining 0.7%
Osisko Gold Royalties (CAD)  2,520,000 35,964

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Reliance Steel & Aluminum  498,413 139,396
175,360
Total Materials 175,615
Total Common Stocks (Cost $15,839,929) 22,461,202
CONVERTIBLE BONDS 0.0%
Convoy, 15.00%, 9/30/26, Acquisition Date: 3/24/23,
Cost $2,279  (1)(2)(3) 2,279,182 —
Total Convertible Bonds (Cost $2,279) —
CONVERTIBLE PREFERRED STOCKS 4.5%
COMMUNICATION SERVICES 0.0%
Entertainment 0.0%
Houzz, Series D, Acquisition Date: 6/3/14, Cost $19,726  (1)(2)(3) 2,632,810 1,106
OfferUp, Series A-2, Acquisition Date: 3/6/15, Cost $6,851  (1)(2)
(3) 1,375,830 949
OfferUp, Series C, Acquisition Date: 3/6/15, Cost $11,641  (1)(2)(3) 2,337,940 2,174
OfferUp, Series C-1, Acquisition Date: 8/26/16, Cost $4,573  (1)(2)
(3) 682,712 683
OfferUp, Series F, Acquisition Date: 7/1/20, Cost $2,026  (1)(2)(3) 884,802 611
5,523
Media 0.0%
DTX, Series A-1, Acquisition Date: 2/4/22, Cost $8,815  (1)(2)(3) 4,844,924 1,356
1,356
Total Communication Services 6,879
CONSUMER DISCRETIONARY 0.6%
Hotels, Restaurants & Leisure 0.5%
Evolve Vacation Rental Network, Series 4, Acquisition Date:
8/15/14, Cost $906  (1)(2)(3)(4) 718,332 10,746
Evolve Vacation Rental Network, Series 5, Acquisition Date:
11/6/15, Cost $4,220  (1)(2)(3)(4) 1,727,442 25,843
Evolve Vacation Rental Network, Series 6, Acquisition Date:
1/18/17, Cost $8,679  (1)(2)(3)(4) 2,218,727 33,192
Evolve Vacation Rental Network, Series 7, Acquisition Date:
1/10/18, Cost $3,151  (1)(2)(3)(4) 433,698 6,488
Evolve Vacation Rental Network, Series 8, Acquisition Date:
3/29/18 - 6/15/18, Cost $17,862  (1)(2)(3)(4) 2,098,881 31,399
Evolve Vacation Rental Network, Series 9, Acquisition Date:
5/29/20, Cost $4,323  (1)(2)(3)(4) 745,950 11,160
118,828

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Specialty Retail 0.1%
Minted, Series E, Acquisition Date: 10/30/18, Cost $23,654  (1)(2)
(3)(4) 1,756,494 19,655
19,655
Total Consumer Discretionary 138,483
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $25  (1)(2)(3) 1,323 7
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $28  (1)(2)(3) 852 4
Total Consumer Staples 11
FINANCIALS 0.1%
Capital Markets 0.1%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $11,909  (1)(2)(3)(5) 24,002 11,034
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $7,186  (1)(2)(3)(5) 24,002 11,035
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $3,703  (1)(2)(3)(5) 4,229 1,944
24,013
Insurance 0.0%
Go Maps, Series B, Acquisition Date: 12/15/17, Cost $9,940  (1)
(2)(3)(4) 936,022 —
Go Maps, Series B-1, Acquisition Date: 5/15/19 - 7/29/20,
Cost $2,148  (1)(2)(3)(4) 167,743 —
Go Maps, Series B-3, Acquisition Date: 11/21/22, Cost $4,837  (1)
(2)(3)(4) 605,644 —
—
Total Financials 24,013
HEALTH CARE 1.7%
Biotechnology 1.0%
Adarx Pharma, Series C, Acquisition Date: 8/2/23,
Cost $10,269  (1)(2)(3) 1,234,213 10,269
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $15,671  (1)(2)(3) 5,677,732 20,667
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $27,023  (1)(2)(3) 3,336,170 12,144
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $26,128  (1)(2)(3) 1,477,112 31,756
Eikon Therapeutics, Series C, Acquisition Date: 5/18/23,
Cost $6,173  (1)(2)(3) 287,120 6,173

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $6,008  (1)(2)(3) 1,176,193 6,007
Genesis Therapeutics, Series A-2, Acquisition Date: 11/24/20,
Cost $391  (1)(2)(3) 76,477 391
Genesis Therapeutics, Series B, Acquisition Date: 8/10/23,
Cost $3,850  (1)(2)(3) 753,779 3,850
Insitro, Series B, Acquisition Date: 5/21/20, Cost $7,412  (1)(2)(3) 1,189,622 21,759
Insitro, Series C, Acquisition Date: 4/7/21, Cost $15,759  (1)(2)(3) 861,590 15,759
Ring Therapeutics, Series B, Acquisition Date: 4/12/21,
Cost $13,087  (1)(2)(3) 1,422,490 13,087
Tempus Labs, Series D, Acquisition Date: 3/16/18, Cost $8,531  (1)
(2)(3) 910,093 38,697
Tempus Labs, Series E, Acquisition Date: 8/23/18,
Cost $11,140  (1)(2)(3) 665,388 29,863
Tempus Labs, Series F, Acquisition Date: 4/30/19, Cost $4,400  (1)
(2)(3) 177,721 8,259
Tempus Labs, Series G, Acquisition Date: 2/6/20, Cost $4,334  (1)
(2)(3) 113,018 5,480
Tempus Labs, Series G-2, Acquisition Date: 11/19/20,
Cost $6,602  (1)(2)(3) 115,207 4,468
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $9,702  (1)(2)(3) 474,429 9,702
Treeline Biosciences, Series A, Acquisition Date: 4/9/21 - 9/26/22,
Cost $22,682  (1)(2)(3) 2,897,679 22,682
261,013
Health Care Equipment & Supplies 0.1%
Kardium, Series D-5, Acquisition Date: 11/29/18, Cost $8,865  (1)
(2)(3)(4) 9,149,620 7,777
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $18,745  (1)
(2)(3)(4) 18,452,429 15,685
23,462
Health Care Providers & Services 0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $8,954  (1)(2)
(3) 617,862 871
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,006  (1)(2)(3) 292,304 5,645
Color Health, Series D-1, Acquisition Date: 1/13/20 - 12/23/20,
Cost $12,813  (1)(2)(3) 600,689 8,662
Color Health, Series E, Acquisition Date: 10/26/21, Cost $4,422  (1)
(2)(3) 44,229 1,681
16,859
Life Sciences Tools & Services 0.5%
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $18,372  (1)(2)
(3) 2,080,677 6,055

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $24,828  (1)(2)(3) 1,817,581 110,381
116,436
Total Health Care 417,770
INDUSTRIALS & BUSINESS SERVICES 0.3%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $18,589  (1)(2)(3) 412,771 14,475
14,475
Air Freight & Logistics 0.1%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $17,689  (1)(2)
(3) 1,453,824 11,165
FLEXE, Series D, Acquisition Date: 4/7/22, Cost $9,169  (1)(2)(3) 449,562 3,453
14,618
Ground Transportation 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $21,159  (1)(2)
(3) 2,979,808 —
Convoy, Series D, Acquisition Date: 10/30/19, Cost $26,263  (1)(2)
(3) 1,939,655 —
Convoy, Series E, Acquisition Date: 9/30/21, Cost $10,692  (1)(2)
(3) 648,097 —
—
Professional Services 0.2%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $25,265  (1)(2)
(3)(4) 5,552,310 29,982
Checkr, Series D, Acquisition Date: 9/6/19, Cost $45,551  (1)(2)(3)
(4) 4,517,982 24,397
54,379
Total Industrials & Business Services 83,472
INFORMATION TECHNOLOGY 1.8%
IT Services 0.5%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $13,003  (1)(2)(3)(4) 891,864 6,305
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $5,451  (1)(2)
(3)(4) 288,891 2,042
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $55  (1)
(2)(3) 2,099 153
ServiceTitan, Series D, Acquisition Date: 11/9/18,
Cost $27,048  (1)(2)(3) 1,028,634 74,998
ServiceTitan, Series E, Acquisition Date: 4/23/20, Cost $1,606  (1)
(2)(3) 47,506 3,464
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $3,170  (1)
(2)(3) 29,532 2,153

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $1,631  (1)
(2)(3) 13,714 1,000
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $2,064  (1)(2)(3) 91,920 1,799
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $205  (1)(2)(3) 9,150 179
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $224  (1)(2)(3) 9,990 196
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $26,118  (1)(2)(3) 1,163,260 22,765
115,054
Software 1.3%
Databricks, Series F, Acquisition Date: 10/22/19, Cost $25,522  (1)
(2)(3) 1,782,729 131,031
Databricks, Series G, Acquisition Date: 2/1/21, Cost $12,785  (1)
(2)(3) 216,243 15,894
Gusto, Series B, Acquisition Date: 8/18/20, Cost $6,279  (1)(2)(3) 464,700 7,147
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $11,722  (1)(2)
(3) 867,510 13,342
Gusto, Series C, Acquisition Date: 7/16/18, Cost $20,951  (1)(2)(3) 2,755,737 42,383
Gusto, Series D, Acquisition Date: 7/16/19, Cost $29,246  (1)(2)(3) 2,196,921 33,789
Lookout, Series F, Acquisition Date: 3/21/14 - 8/8/14,
Cost $31,937  (1)(2)(3) 2,795,838 6,486
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $18,207  (1)(2)(3) 3,604,617 18,384
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $18,216  (1)(2)(3) 2,889,530 20,776
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $2,446  (1)(2)(3) 278,205 2,000
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,679  (1)(2)
(3) 166,753 1,042
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,199  (1)
(2)(3) 136,862 855
Socure, Series B, Acquisition Date: 12/22/21, Cost $40  (1)(2)(3) 2,476 16
Socure, Series E, Acquisition Date: 10/27/21, Cost $5,097  (1)(2)(3) 317,219 1,983
Tanium, Series G, Acquisition Date: 8/26/15, Cost $31,923  (1)(2)
(3) 6,430,431 31,573
326,701
Total Information Technology 441,755
Total Convertible Preferred Stocks (Cost $937,571) 1,112,383

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS 0.9%
HEALTH CARE 0.9%
Life Sciences Tools & Services 0.9%
Sartorius (EUR)  657,844 241,574
Total Health Care 241,574
Total Preferred Stocks (Cost $139,601) 241,574
SHORT-TERM INVESTMENTS 4.1%
Money Market Funds 4.1%
T. Rowe Price Government Reserve Fund, 5.42%  (4)(6) 1,013,757,647 1,013,758
Total Short-Term Investments (Cost $1,013,758) 1,013,758
Total Investments in Securities
100.3% of Net Assets
(Cost $17,933,138) $ 24,828,917
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,223,608 and represents 4.9% of net assets.
(4) Affiliated Companies
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
GBP British Pound

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Ceridian HCM Holding  $ (1,465) $ 45,413 $ —
Checkr  — (6,103) —
Checkr, Series C  — (12,771) —
Checkr, Series D  — (10,391) —
Descartes Systems Group  99,580 (27,882) —
Endava, ADR  (130,492) 101,189 —
Entegris  (73,240) 409,675 2,284
Evolve Vacation Rental Network, Series 4  — (3,154) —
Evolve Vacation Rental Network, Series 5  — (7,583) —
Evolve Vacation Rental Network, Series 6  — (9,740) —
Evolve Vacation Rental Network, Series 7  — (1,904) —
Evolve Vacation Rental Network, Series 8  — (9,214) —
Evolve Vacation Rental Network, Series 9  — (3,274) —
Five Below  (12,765) 42,806 —
Floor & Decor Holdings, Class A  13,080 191,850 —
Genesis Therapeutics, Series A  — (1) —
Genesis Therapeutics, Series A-2  — — —
Genesis Therapeutics, Series B  — — —
Globant  (42,244) 252,230 —
Go Maps, Series B  — (9,344) —
Go Maps, Series B-1  — (1,675) —
Go Maps, Series B-3  — (6,046) —
Haul Hub, Series B  — (10,525) —
Haul Hub, Series C  — (3,409) —
HubSpot  236,285 240,834 —
Kardium, Series D-5  — (1,517) —
Kardium, Series D-6  — (3,060) —
Minted, Series E  — (4,146) —
Paylocity Holding  42,096 (148,540) —
RBC Bearings  (3,680) 127,069 —
Repligen  (21,999) 72,697 —
Saia  153,048 251,902 —
Scholar Rock, Warrants, 12/31/25  — 1,814 —
Scholar Rock Holding  126 40,193 —

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
SecurityScorecard, Series E  $ — $ 793 $ —
SiteOne Landscape Supply  (41,875) 222,116 —
Wingstop  45,336 155,964 771
T. Rowe Price Government Reserve Fund, 5.42% — — 43,634
Affiliates not held at period end 219,073 (281,384) —
Totals $ 480,864# $ 1,594,882 $ 46,689+

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
Babyco, Class A  $ — $ — $ 9,057 $ —
Burlington Stores  669,300 124,070 482,581 —
Ceridian HCM Holding  733,642 88,660 145,661 722,054
Checkr  20,432 — — 14,329
Checkr, Series C  42,753 — — 29,982
Checkr, Series D  34,788 — — 24,397
Descartes Systems Group  451,675 — 170,634 *
Endava, ADR  504,688 23,395 230,281 398,991
Entegris  518,485 244,535 433,294 *
Evolve Vacation Rental Network,
Series 4  13,900 — — 10,746
Evolve Vacation Rental Network,
Series 5  33,426 — — 25,843
Evolve Vacation Rental Network,
Series 6  42,932 — — 33,192
Evolve Vacation Rental Network,
Series 7  8,392 — — 6,488
Evolve Vacation Rental Network,
Series 8  40,613 — — 31,399
Evolve Vacation Rental Network,
Series 9  14,434 — — 11,160
Five Below  — 684,188 129,608 597,386
Floor & Decor Holdings, Class A  412,359 58,385 291,872 *
Genesis Therapeutics, Series A  6,008 — — *
Genesis Therapeutics, Series
A-2  391 — — *
Genesis Therapeutics, Series B  — 3,850 — *
Globant  407,574 210,828 307,017 563,615
Go Maps, Series B  9,344 — — —
Go Maps, Series B-1  1,675 — — —
Go Maps, Series B-3  6,046 — — —
Haul Hub, Series B  16,830 — — 6,305
Haul Hub, Series C  5,451 — — 2,042
HubSpot  706,705 166,892 512,987 *
Jetclosing, 4.00%, 12/31/23  1,162 — 2,500 —
Jetclosing, Series A  — — 8,917 —
Jetclosing, Series B-1  — — 8,765 —
Jetclosing, Series B-2  — — 1,328 —
Kardium, Series D-5  9,294 — — 7,777

T. ROWE PRICE New Horizons Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
Kardium, Series D-6  $ 18,745 $ — $ — $ 15,685
Minted, Series E  23,801 — — 19,655
Paylocity Holding  743,473 132,664 49,866 677,731
RBC Bearings  454,861 16,295 203,462 *
Repligen  601,780 150,844 382,766 *
Saia  433,878 49,915 265,524 *
Scholar Rock, Warrants,
12/31/25  1,162 — — 2,976
Scholar Rock Holding  29,848 4,743 84 74,700
SecurityScorecard, Series E  17,591 — — *
SiteOne Landscape Supply  482,105 87,429 245,467 546,183
Wingstop  255,281 172,729 222,883 *
T. Rowe Price Government
Reserve Fund, 5.42% 399,266   ¤   ¤ 1,013,758
Total $ 4,836,394^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $46,689 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,979,474.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE New Horizons Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $17,933,138) $ 24,828,917
Receivable for shares sold 22,433
Receivable for investment securities sold 7,897
Dividends receivable 2,145
Due from affiliates 489
Cash 3
Foreign currency (cost $1) 1
Other assets 668
Total assets 24,862,553
Liabilities
Payable for shares redeemed 92,478
Payable for investment securities purchased 13,375
Investment management fees payable 12,945
Payable to directors 20
Other liabilities 1,324
Total liabilities 120,142
NET ASSETS $ 24,742,411

T. ROWE PRICE New Horizons Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 6,583,464
Paid-in capital applicable to 438,203,527 shares of $1.00
par value capital stock outstanding; 1,600,000,000 shares
authorized 18,158,947
NET ASSETS $ 24,742,411
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $10,376,552; Shares outstanding:
184,583,317) $ 56.22
I Class
(Net assets: $12,061,787; Shares outstanding:
213,329,565) $ 56.54
Z Class
(Net assets: $2,304,072; Shares outstanding: 40,290,645) $ 57.19

T. ROWE PRICE New Horizons Fund
Statement of Operations

($000s)
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $559) $ 96,754
Other 82
Total income 96,836
Expenses
Investment management 150,921
Shareholder servicing
Investor Class $ 13,764
I Class 1,435 15,199
Prospectus and shareholder reports
Investor Class 291
I Class 230
Z Class 1 522
Custody and accounting 442
Proxy and annual meeting 252
Registration 104
Directors 83
Legal and audit 61
Miscellaneous 586
Waived / paid by Price Associates (13,576)
Total expenses 154,594
Net investment loss (57,758)

T. ROWE PRICE New Horizons Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 2,233,390
Foreign currency transactions (30)
Net realized gain 2,233,360
Change in net unrealized gain / loss
Securities 2,389,997
Other assets and liabilities denominated in foreign currencies 7
Change in net unrealized gain / loss 2,390,004
Net realized and unrealized gain / loss 4,623,364
INCREASE IN NET ASSETS FROM OPERATIONS
$ 4,565,606

T. ROWE PRICE New Horizons Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (57,758) $ (101,111)
Net realized gain (loss) 2,233,360 (2,137,551)
Change in net unrealized gain / loss 2,390,004 (11,954,711)
Increase (decrease) in net assets from operations 4,565,606 (14,193,373)
Distributions to shareholders
Net earnings
Investor Class – (440,452)
I Class – (490,982)
Z Class – (85,708)
Decrease in net assets from distributions – (1,017,142)
Capital share transactions
*
Shares sold
Investor Class 961,281 1,170,847
I Class 976,793 6,373,838
Z Class 200,896 176,674
Distributions reinvested
Investor Class – 428,716
I Class – 454,840
Z Class – 85,708
Shares redeemed
Investor Class (2,151,280) (7,921,628)
I Class (1,889,156) (2,160,862)
Z Class (226,078) (362,892)
Decrease in net assets from capital share
transactions (2,127,544) (1,754,759)

T. ROWE PRICE New Horizons Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Increase (decrease) during period 2,438,062 (16,965,274)
Beginning of period 22,304,349 39,269,623
End of period $ 24,742,411 $ 22,304,349
*Share information (000s)
Shares sold
Investor Class 18,745 21,191
I Class 19,072 109,916
Z Class 3,891 3,233
Distributions reinvested
Investor Class – 8,710
I Class – 9,200
Z Class – 1,726
Shares redeemed
Investor Class (42,146) (138,252)
I Class (36,988) (40,117)
Z Class (4,333) (6,449)
Decrease in shares outstanding (41,759) (30,842)

T. ROWE PRICE New Horizons Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies. The fund has three classes of shares:
the New Horizons Fund (Investor Class), the New Horizons Fund–I Class (I Class)
and the New Horizons Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to

T. ROWE PRICE New Horizons Fund

shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain
(loss) to paid-in capital. During the year ended December 31, 2023, the fund realized
$45,564,000 of net gain on $90,849,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal

T. ROWE PRICE New Horizons Fund

years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE New Horizons Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE New Horizons Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Horizons Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2023, totaled $(293,537,000) for the year ended December 31, 2023.
During the year, transfers into Level 3 resulted from a lack of observable market data for the security.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 21,761,610 $ 591,408 $ 108,184 $ 22,461,202
Convertible Bonds — — — —
Convertible Preferred Stocks — — 1,112,383 1,112,383
Preferred Stocks — 241,574 — 241,574
Short-Term Investments 1,013,758 — — 1,013,758
Total $ 22,775,368 $ 832,982 $ 1,220,567 $ 24,828,917
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Ending
Balance
12/31/23
Investment in
Securities
Common Stocks $ 256,024 $ 8,706 $ 20,257 $ (176,904) $ 101 $ 108,184
Convertible Bonds 1,162 (2,734) 2,279 (707) — —
Convertible Preferred
Stocks 1,437,295 (262,110) 29,245 (92,047) — 1,112,383
Total $ 1,694,481 $ (256,138) $ 51,781 $ (269,658) $ 101 $ 1,220,567

T. ROWE PRICE New Horizons Fund

a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 108,184 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5%
- 100%
5% Decrease
Expected
present value
Discount rate
for cost of
equity
5% - 7% 5% Decrease
Timing of
events
1.07 –
1.08 yrs
1.08 yrs Decrease
Discount
for lack of
collectability
50% 50% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
20%
- 80%
49% Increase
Enterprise
value to sales
multiple
1.5x
– 11.5x
6.5x Increase
Sales growth
rate
7% - 55% 25% Increase
Enterprise
value to gross
profit multiple
1.8x
– 15.3x
9.4x Increase
Gross profit
growth rate
24%
- 25%
24% Increase

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to gross
merchandise
value
0.5x 0.5x Increase
Projected
enterprise
value to
EBITDA
multiple
11.8x 11.8x Increase
Projected
enterprise
value to sales
multiple
1.1x
– 1.3x
1.2x Increase
Discount
to public
company
multiples
31%
– 52%
42% Decrease
Discount rate
for cost of
capital
15% 15% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Bonds
$ - Recent
comparable
transaction
price(s)
Discount for
uncertainty
100% 100% Decrease
Convertible
Preferred
Stocks
$ 1,112,383 Recent
comparable
transaction
price(s)
—# —# —# —#
Premium for
cumulative
preferred
dividend rights
10%
- 25%
14% Increase

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Premium for
conversion
ratio rights
—# —# —#
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
5% - 80% 34% Increase
Enterprise
value to sales
multiple
1.4x
– 13.5x
5.7x Increase
Sales growth
rate
1% - 55% 23% Increase
Enterprise
value to gross
profit multiple
1.8x
– 15.3x
7.3x Increase
Gross profit
growth rate
5% - 46% 24% Increase
Projected
enterprise
value to
EBITDA
multiple
11.8x 11.8x Increase
Projected
enterprise
value to sales
multiple
1.1x
– 7.6x
6.4x Increase
Projected
enterprise
value to gross
profit multiple
6.8x
– 8.4x
7.6x Increase

T. ROWE PRICE New Horizons Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to gross
merchandise
value
0.5x 0.5x Increase
Enterprise
value to
billings
multiple
5.7x 5.7x Increase
Rate of return 40% 40% Increase
Discount
to public
company
multiples
31%
– 52%
42% Decrease
Discount rate
for cost of
capital
15% 15% Decrease
Discount for
uncertainty
80%
– 100%
97% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE New Horizons Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $12,553,447,000 and $15,226,533,000, respectively, for the year ended December 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss and redemptions in kind.

T. ROWE PRICE New Horizons Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended
December 31, 2023, the fund utilized $1,917,547,000 of capital loss carryforwards.
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains,
if any) $ — $ 105
Long-term capital gain — 1,017,037
Total distributions $ — $ 1,017,142
($000s)
Cost of investments $ 18,019,077
Unrealized appreciation $ 7,937,118
Unrealized depreciation (1,127,290)
Net unrealized appreciation (depreciation) $ 6,809,828
($000s)
Net unrealized appreciation (depreciation) $ 6,809,828
Loss carryforwards and deferrals (226,364)
Total distributable earnings (loss) $ 6,583,464

T. ROWE PRICE New Horizons Fund

NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2023, the effective annual group fee rate was 0.29%. Effective May 1, 2021, Price Associates has contractually agreed, at least through April 30, 2024, to waive a portion of its management fee so that an individual fund fee of 0.2975% is applied to the fund’s average daily net assets that are equal to or greater than $40 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s
Board. Any fees waived under this agreement are not subject to reimbursement to Price
Associates by the fund. No management fees were waived under this arrangement for the year ended December 31, 2023.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the Investor Class was not subject to a contractual expense limitation. During the limitation period, Price Associates is required to waive or pay

T. ROWE PRICE New Horizons Fund

any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage;
non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay
Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2023 as indicated in the table below.
At December 31, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE New Horizons Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2023, expenses incurred pursuant to these service agreements were $112,000 for Price
Associates; $3,554,000 for T. Rowe Price Services, Inc.; and $2,762,000 for T. Rowe
Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2023, the fund was charged $138,000 for shareholder servicing costs related to the college savings plans, of which $113,000 was for services provided by Price. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At December 31, 2023, no shares of the Investor Class were held by college savings plans and less than 1% of the outstanding shares of the I Class were held by college savings plans.
Investor Class I Class Z Class
Expense limitation/I Class Limit 0.99% 0.05% 0.00%
Expense limitation date 04/30/26 04/30/26 N/A
(Waived)/repaid during the period ($000s) $— $— $(13,576)

T. ROWE PRICE New Horizons Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2023, 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 292,811 shares of the I Class, representing less than 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2023, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of
December 31, 2023.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2023, this reimbursement amounted to $687,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including

T. ROWE PRICE New Horizons Fund

reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE New Horizons Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of
T. Rowe Price New Horizons Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price New Horizons Fund, Inc. (the "Fund") as of
December 31, 2023, the related statement of operations for the year ended December 31,
2023, the statement of changes in net assets for each of the two years in the period ended
December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE New Horizons Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE New Horizons Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $53,696,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $46,475,000 of the fund's income qualifies for the dividends-
received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE New Horizons Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE New Horizons Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE New Horizons Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE New Horizons Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE New Horizons Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE New Horizons Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With New Horizons Fund  Principal Occupation(s)
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Harishankar Balkrishna (1983)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Stephanie Beebe (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, student, The Wharton School,
University of Pennsylvania (to 2020)
Christina Brathwaite (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Analyst, JP Morgan Securities
(to 2019)
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Christopher W. Carlson (1967)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Shaun M. Currie (1986)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE New Horizons Fund

Name (Year of Birth)
Position Held With New Horizons Fund  Principal Occupation(s)
Gregory Dunham, CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Jon M. Friar (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Ross MacMillan (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, RBC
Capital Markets (to 2019)
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Maria Aimee Muller (1986)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Dante Pearson (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE New Horizons Fund

Name (Year of Birth)
Position Held With New Horizons Fund  Principal Occupation(s)
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Dhiren Shah, CFA (1991)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, summer analyst, Elliott
Management Corporation (to 2019)
Weijie (Vivian) Si (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Joshua K. Spencer, CFA (1973)
President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan Tu (1985)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3282401 F42-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$46,733	$41,909
Audit-Related Fees	-	-
Tax Fees	32,477	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Horizons Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024